Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2018	75	$4,369.60
Assumed in recapitalization	89,735	4.75
Cancelled in recapitalization	(75)	4369.60
Granted post-recapitalization	783,747	4.37
Granted	-	-
Exercised	-	-
Expired or cancelled	(62)	28.00
Outstanding at December 31, 2019	873,420	4.41
Granted	817,338	2.24
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	1,690,758	$3.36
Exercisable at December 31, 2020	953,232	$4.27

Schedule of options outstanding and exercisable
Options Outstanding				Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00 - $2.00	636,327	3.35	$1.67	330,052	$1.61
$2.50	482,338	4.16	$2.50	51,087	$2.50
$3.00 - $4.00	74,673	3.30	$3.37	74,673	$3.37
$4.80	15,000	2.49	$4.80	15,000	$4.80
$6.40	482,420	3.29	$6.40	482,420	$6.40
	1,690,758			953,232

Schedule of warrants activity
	Warrants Outstanding	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2018	190	$1,054.40
Assumed in recapitalization	2,250,000	0.80
Cancelled in recapitalization	(190)	1054.40
Exchanged pursuant to recapitalization	(2,250,000)	0.80
Issued post-recapitalization	470,939	4.80
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2019	470,939	4.80
Issued	2,223,438	2.01
Cancelled pursuant to modification	(479,533)	4.80
Reissued pursuant to modification	1,438,599	1.60
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	3,653,443	$1.84